CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (56,566)	$ (28,720)	$ (14,972)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	2,662	1,229	871
Amortization	153
Share based compensation expenses	13,937	7,054	1,020
Tax benefit related to exercise of share options	728	440	234
Share-based compensation expenses related to warrants granted in connection with credit line		273
Interest and exchange rate on short-term and long-term deposits	955
Deferred taxes, net	81	(16)	(71)
Decrease (increase) in trade receivables	(383)	125	(580)
Increase in prepaid expenses and other current and long-term assets	(6,491)	(2,849)	(1,266)
Increase in trade payables	618	1,894	964
Increase in employees and payroll accruals	7,767	3,401	567
Increase in short term and long term deferred revenues	29,706	18,751	8,803
Increase in accrued expenses and other current liabilities	6,016	2,643	820
Other, net	14	18	2
Net cash provided by (used in) operating activities	(803)	4,243	(3,608)
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	1,989	250	1,714
Investment in short-term and restricted deposits	(51,581)	(1,020)	(86)
Purchase of property and equipment	(5,619)	(3,070)	(947)
Payments for businesses acquired (Schedule A)	(4,295)
Acquisition of intangible assets	(1,202)
Proceeds from sale of property and equipment			2
Net cash provided by (used in) investing activities	(60,708)	(3,840)	683
Cash flows from financing activities:
Proceeds from issuance of ordinary shares in IPO, net	(130)	93,694
Proceeds from exercise of options	942	519	61
Proceeds from credit line utilization		5,000
Credit line repayment		(5,000)
Net cash provided by financing activities	812	94,213	61
Effect of exchange rate change on cash and cash equivalents	(359)	(868)
Increase (decrease) in cash and cash equivalents	(61,058)	93,748	(2,864)
Cash and cash equivalents at the beginning of the period	101,258	7,510	10,374
Cash and cash equivalents at the end of the period	40,200	101,258	7,510
Supplemental disclosure of cash flow activities:
Non-cash purchase of property and equipment	157	126
Accrued issuance costs		130
Cash paid during the year for interest		262
Cash paid during the year for taxes	1,426	751	105
Estimated fair value of assets acquired and liabilities assumed at the date of the acquisition was as follows:
Goodwill and other intangible assets	5,161
Deferred tax liability	(866)
Payments for business acquired	$ 4,295